Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 2,088,394	$ 2,282,050	$ 1,218,826
Post-employment	40,875	3,283	815
Share-based compensation expenses	201,908	762,014
Key management compensation, Total	$ 2,331,177	$ 3,047,347	$ 1,219,641